Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Communication Services: 1.6%
68,950	(1)	Iridium Communications, Inc.	$2,780,064	0.5
2,997	(1)	Live Nation Entertainment, Inc.	352,567	0.1
48,618		New York Times Co.	2,228,649	0.4
35,579		News Corp - Class A	788,075	0.1
15,384	(1)	Pinterest, Inc.	378,600	0.1
2,963	(1)	Spotify Technology SA	447,472	0.1
39,961	(1)	Yelp, Inc.	1,363,070	0.3
			8,338,497	1.6

		Consumer Discretionary: 13.8%
60,266	(2)	American Eagle Outfitters, Inc.	1,012,469	0.2
2,783	(1)	Aptiv PLC	333,153	0.1
24,743	(1)	Autonation, Inc.	2,463,908	0.5
337	(1)	Autozone, Inc.	689,023	0.1
12,932		BorgWarner, Inc.	503,055	0.1
47,614		Boyd Gaming Corp.	3,132,049	0.6
27,515		Brunswick Corp.	2,225,688	0.4
8,811		Carter's, Inc.	810,524	0.1
5,377		Columbia Sportswear Co.	486,780	0.1
29,308	(1)	CROCS, Inc.	2,239,131	0.4
110,417		Dana, Inc.	1,940,027	0.4
6,894	(1)	Deckers Outdoor Corp.	1,887,370	0.3
28,089	(2)	Dick's Sporting Goods, Inc.	2,809,462	0.5
2,126	(1)	Five Below, Inc.	336,695	0.1
9,504	(1)	Fox Factory Holding Corp.	930,917	0.2
6,227	(1),(2)	GameStop Corp.	1,037,294	0.2
108,986		Gentex Corp.	3,179,122	0.6
12,094		Genuine Parts Co.	1,524,086	0.3
115,959	(1)	Goodyear Tire & Rubber Co.	1,657,054	0.3
37,772		Harley-Davidson, Inc.	1,488,217	0.3
23,959		Kohl's Corp.	1,448,561	0.3
15,136		Lear Corp.	2,158,242	0.4
6,055		Lennar Corp. - Class A	491,484	0.1
11,043		Lithia Motors, Inc.	3,314,225	0.6
22,691		LKQ Corp.	1,030,398	0.2
69,650		Macy's, Inc.	1,696,674	0.3
13,006		Marriott Vacations Worldwide Corp.	2,051,046	0.4
94,491	(1)	Mattel, Inc.	2,098,645	0.4
7,484		MGM Resorts International	313,879	0.1
258	(1)	NVR, Inc.	1,152,556	0.2
7,299	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	313,565	0.1
2,785		Penske Auto Group, Inc.	261,010	0.0
7,763		PVH Corp.	594,723	0.1
1,679	(1)	RH	547,505	0.1
36,411	(1)	Scientific Games Corp.	2,139,146	0.4
41,464		Service Corp. International	2,729,161	0.5
86,111	(1)	Taylor Morrison Home Corp.	2,343,941	0.4
22,150		Tempur Sealy International, Inc.	618,428	0.1
19,253		Texas Roadhouse, Inc.	1,612,054	0.3
6,039	(2)	Thor Industries, Inc.	475,269	0.1
39,444		Toll Brothers, Inc.	1,854,657	0.3
6,180	(1)	TopBuild Corp.	1,120,990	0.2
22,604		Travel + Leisure Co.	1,309,676	0.2
107,231	(1)	Tri Pointe Homes, Inc.	2,153,199	0.4
41,987	(1)	Under Armour, Inc. - Class A	714,619	0.1
73,395		Wendy's Company	1,612,488	0.3
1,449		Whirlpool Corp.	250,358	0.0
16,664		Williams-Sonoma, Inc.	2,416,280	0.4
38,777		Wyndham Hotels & Resorts, Inc.	3,284,024	0.6
34,273	(1)	YETI Holdings, Inc.	2,055,695	0.4
			74,848,522	13.8

		Consumer Staples: 3.5%
15,172		Archer-Daniels-Midland Co.	1,369,425	0.3
59,011	(1)	BellRing Brands, Inc.	1,361,974	0.2
21,055	(1)	BJ's Wholesale Club Holdings, Inc.	1,423,529	0.3
38,098	(1)	Darling Ingredients, Inc.	3,062,317	0.6
12,184		Energizer Holdings, Inc.	374,780	0.1
125,651		Flowers Foods, Inc.	3,230,487	0.6
24,960	(1)	Herbalife Nutrition Ltd.	757,786	0.1
39,059		Nu Skin Enterprises, Inc.	1,870,145	0.3
51,540	(1)	Performance Food Group Co.	2,623,901	0.5
19,484	(1)	Post Holdings, Inc.	1,349,462	0.2
2,064		Sanderson Farms, Inc.	386,979	0.1
14,381		Tyson Foods, Inc.	1,288,969	0.2
			19,099,754	3.5

		Energy: 3.9%
13,229		APA Corp.	546,755	0.1
30,652		Baker Hughes Co.	1,116,039	0.2
77,638	(1)	ChampionX Corp.	1,900,578	0.4
91,384	(1)	CNX Resources Corp.	1,893,476	0.4
62,809		EQT Corp.	2,161,258	0.4
49,302		Equitrans Midstream Corp.	416,109	0.1
11,851		HF Sinclair Corp.	472,262	0.1
22,004		Marathon Petroleum Corp.	1,881,342	0.3
21,683		NOV, Inc.	425,204	0.1
7,796		PDC Energy, Inc.	566,613	0.1
79,476	(1)	Range Resources Corp.	2,414,481	0.4
73,467		Targa Resources Corp.	5,544,555	1.0
18,402		Valero Energy Corp.	1,868,539	0.3
			21,207,211	3.9

		Financials: 14.6%
16,134		Affiliated Managers Group, Inc.	2,274,087	0.4
6,812		Axis Capital Holdings Ltd.	411,922	0.1
62,345		Bank OZK	2,662,132	0.5
21,729		Citizens Financial Group, Inc.	984,976	0.2
81,299		CNO Financial Group, Inc.	2,039,792	0.4
9,116		Discover Financial Services	1,004,492	0.2
41,220		East West Bancorp, Inc.	3,257,204	0.6

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
72,476		Essent Group Ltd.	$2,986,736	0.5
16,818		Evercore, Inc.	1,872,180	0.3
1,012		Everest Re Group Ltd.	304,997	0.1
2,547		Factset Research Systems, Inc.	1,105,780	0.2
44,200		First American Financial Corp.	2,865,044	0.5
218,335		FNB Corp.	2,718,271	0.5
70,218		Hancock Whitney Corp.	3,661,869	0.7
23,512		Hanover Insurance Group, Inc.	3,515,514	0.6
6,415		Hartford Financial Services Group, Inc.	460,661	0.1
40,169		International Bancshares Corp.	1,695,533	0.3
39,058		Jefferies Financial Group, Inc.	1,283,055	0.2
63,196		Keycorp	1,414,326	0.3
16,152	(2)	Lazard Ltd.	557,244	0.1
22,097		Loews Corp.	1,432,328	0.3
224,429		MGIC Investment Corp.	3,041,013	0.6
18,191		Navient Corp.	309,975	0.1
101,180		New Residential Investment Corp.	1,110,956	0.2
288,059		New York Community Bancorp., Inc.	3,087,992	0.6
171,389		Old Republic International Corp.	4,433,833	0.8
9,483		PacWest Bancorp	409,002	0.1
10,037		Popular, Inc.	820,424	0.1
11,633		Primerica, Inc.	1,591,627	0.3
32,802		Prosperity Bancshares, Inc.	2,275,803	0.4
94,334		Regions Financial Corp.	2,099,875	0.4
23,881		Reinsurance Group of America, Inc.	2,614,014	0.5
50,869		Starwood Property Trust, Inc.	1,229,504	0.2
37,817		Stifel Financial Corp.	2,567,774	0.5
79,682		Synovus Financial Corp.	3,904,418	0.7
10,894		T. Rowe Price Group, Inc.	1,647,064	0.3
28,044		UMB Financial Corp.	2,724,755	0.5
83,313		Unum Group	2,625,193	0.5
70,274		Webster Financial Corp.	3,943,777	0.7
			78,945,142	14.6

		Health Care: 9.4%
11,303		Agilent Technologies, Inc.	1,495,726	0.3
9,504	(1)	Amedisys, Inc.	1,637,444	0.3
1,205		Bio-Techne Corp.	521,813	0.1
9,628		Bruker Corp.	619,080	0.1
1,551	(1)	Charles River Laboratories International, Inc.	440,437	0.1
55,654	(1)	Colfax Corp.	2,214,473	0.4
21,297	(1)	Envista Holdings Corp.	1,037,377	0.2
107,185	(1)	Exelixis, Inc.	2,429,884	0.4
17,630	(1)	Globus Medical, Inc.	1,300,741	0.2
42,104	(1)	Halozyme Therapeutics, Inc.	1,679,108	0.3
9,023	(1)	HealthEquity, Inc.	608,511	0.1
20,120	(1)	Hologic, Inc.	1,545,618	0.3
2,377	(1)	IQVIA Holdings, Inc.	549,586	0.1
20,269	(1)	Jazz Pharmaceuticals PLC	3,155,275	0.6
5,570	(1)	Laboratory Corp. of America Holdings	1,468,586	0.3
7,127	(1)	LHC Group, Inc.	1,201,612	0.2
12,723	(1)	LivaNova PLC	1,041,123	0.2
10,277	(1)	Masimo Corp.	1,495,715	0.3
7,572		McKesson Corp.	2,318,016	0.4
11,684	(1)	Medpace Holdings, Inc.	1,911,386	0.3
334	(1)	Mettler Toledo International, Inc.	458,645	0.1
7,396	(1)	Molina Healthcare, Inc.	2,467,232	0.5
7,069	(1)	Natera, Inc.	287,567	0.0
20,250	(1)	Neurocrine Biosciences, Inc.	1,898,438	0.3
20,021	(1)	NuVasive, Inc.	1,135,191	0.2
32,094	(1)	Option Care Health, Inc.	916,605	0.2
27,008		Patterson Cos., Inc.	874,249	0.2
1,771	(1)	Penumbra, Inc.	393,392	0.1
30,424	(1)	Progyny, Inc.	1,563,794	0.3
2,463		Quest Diagnostics, Inc.	337,086	0.1
9,732	(1)	Quidel Corp.	1,094,461	0.2
1,813	(1)	Repligen Corp.	341,007	0.1
23,427	(1)	Sage Therapeutics, Inc.	775,434	0.1
4,631	(1)	Seagen, Inc.	667,096	0.1
21,563	(1)	Staar Surgical Co.	1,723,099	0.3
3,726	(1)	Syneos Health, Inc.	301,620	0.1
28,068	(1)	Tandem Diabetes Care, Inc.	3,264,028	0.6
13,371	(1)	Tenet Healthcare Corp.	1,149,371	0.2
10,396	(1)	United Therapeutics Corp.	1,865,146	0.3
4,409	(1)	Veeva Systems, Inc.	936,736	0.2
			51,121,708	9.4

		Industrials: 17.3%
18,194		Acuity Brands, Inc.	3,444,124	0.6
2,589		Advanced Drainage Systems, Inc.	307,599	0.1
60,375		AECOM	4,637,404	0.9
13,506		AGCO Corp.	1,972,281	0.4
13,146		Allegion Public Ltd.	1,443,168	0.3
15,633		AO Smith Corp.	998,792	0.2
27,594	(1)	ASGN, Inc.	3,220,496	0.6
9,515	(1)	Avis Budget Group, Inc.	2,505,300	0.5
7,201	(1)	Axon Enterprise, Inc.	991,794	0.2
5,038		Brink's Co.	342,584	0.1
43,624	(1)	Builders FirstSource, Inc.	2,815,493	0.5
2,488	(1)	CACI International, Inc.	749,535	0.1
4,039		Carlisle Cos., Inc.	993,271	0.2
18,382	(1)	Clean Harbors, Inc.	2,052,166	0.4
6,576	(1)	Copart, Inc.	825,091	0.1
12,572	(1),(2)	Core & Main, Inc.	304,117	0.1
6,779	(1)	CoStar Group, Inc.	451,549	0.1
34,826		Crane Co.	3,770,959	0.7
9,934		Curtiss-Wright Corp.	1,491,689	0.3
9,651	(1)	Dycom Industries, Inc.	919,354	0.2
7,793		EMCOR Group, Inc.	877,726	0.2
6,772		EnerSys	504,988	0.1
90,825		Flowserve Corp.	3,260,618	0.6
25,033		Fortive Corp.	1,525,261	0.3
5,809		Graco, Inc.	405,003	0.1
10,426	(1)	GXO Logistics, Inc.	743,791	0.1
22,010		Hexcel Corp.	1,308,935	0.2

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
8,520		Hubbell, Inc.	$1,565,720	0.3
30,928	(1)	IAA, Inc.	1,182,996	0.2
24,580		Insperity, Inc.	2,468,324	0.5
191,783	(1)	JetBlue Airways Corp.	2,867,156	0.5
6,717		KBR, Inc.	367,621	0.1
36,457		Knight-Swift Transportation Holdings, Inc.	1,839,620	0.3
1,000		Lennox International, Inc.	257,860	0.0
26,732		Manpowergroup, Inc.	2,510,669	0.5
26,977	(1)	Mastec, Inc.	2,349,697	0.4
5,733	(1)	Middleby Corp.	939,868	0.2
76,847		nVent Electric PLC	2,672,739	0.5
47,783		Owens Corning, Inc.	4,372,145	0.8
2,813		Parker Hannifin Corp.	798,217	0.1
18,507		Pentair PLC	1,003,264	0.2
19,855		Regal Rexnord Corp.	2,954,027	0.5
2,378		Rockwell Automation, Inc.	665,911	0.1
36,011		Ryder System, Inc.	2,856,753	0.5
8,526	(1)	Saia, Inc.	2,078,809	0.4
15,436	(1)	Sensata Technologies Holding PLC	784,921	0.1
15,850		Simpson Manufacturing Co., Inc.	1,728,284	0.3
5,239		Snap-On, Inc.	1,076,510	0.2
50,897		Terex Corp.	1,814,987	0.3
3,475		Tetra Tech, Inc.	573,167	0.1
33,712		Timken Co.	2,046,318	0.4
3,647		Toro Co.	311,782	0.1
2,727		TransUnion	281,808	0.0
8,489	(1)	Trex Co., Inc.	554,586	0.1
13,951		Trinity Industries, Inc.	479,356	0.1
3,234	(1)	United Rentals, Inc.	1,148,749	0.2
2,624		Verisk Analytics, Inc.	563,189	0.1
3,693	(1)	Vicor Corp.	260,541	0.0
15,662		Watts Water Technologies, Inc.	2,186,259	0.4
2,849		Westinghouse Air Brake Technologies Corp.	273,988	0.0
24,319		Woodward, Inc.	3,037,686	0.6
			93,736,615	17.3

		Information Technology: 14.1%
48,051	(1)	ACI Worldwide, Inc.	1,513,126	0.3
11,922	(1)	Akamai Technologies, Inc.	1,423,368	0.3
11,757		Amdocs Ltd.	966,543	0.2
37,106	(1)	Arrow Electronics, Inc.	4,401,885	0.8
74,758		Avnet, Inc.	3,034,427	0.6
3,646	(1)	Cadence Design Systems, Inc.	599,621	0.1
21,778	(1)	Calix, Inc.	934,494	0.2
68,204	(1)	Ciena Corp.	4,135,208	0.8
26,524		Cognex Corp.	2,046,327	0.4
30,556	(1)	Commvault Systems, Inc.	2,027,391	0.4
13,912		Concentrix Corp.	2,317,183	0.4
1,807	(1)	Crowdstrike Holdings, Inc.	410,334	0.1
10,032	(1)	Digital Turbine, Inc.	439,502	0.1
3,464	(1)	DocuSign, Inc.	371,064	0.1
6,025		Dolby Laboratories, Inc.	471,275	0.1
60,368	(1)	Dropbox, Inc.	1,403,556	0.3
15,430	(1)	Envestnet, Inc.	1,148,609	0.2
2,979	(1)	EPAM Systems, Inc.	883,601	0.2
10,389	(1)	Euronet Worldwide, Inc.	1,352,128	0.2
1,592	(1)	F5, Inc.	332,648	0.1
672	(1)	Fair Isaac Corp.	313,461	0.0
3,571	(1)	First Solar, Inc.	299,036	0.0
87,956		Genpact Ltd.	3,826,966	0.7
2,002	(1)	HubSpot, Inc.	950,830	0.2
27,597	(1),(2)	II-VI, Inc.	2,000,507	0.4
42,885	(1)	Kyndryl Holdings, Inc.	562,651	0.1
62,570	(1)	Lattice Semiconductor Corp.	3,813,641	0.7
6,338	(1)	Lumentum Holdings, Inc.	618,589	0.1
2,143	(1)	Manhattan Associates, Inc.	297,256	0.0
14,179	(1)	Mimecast Ltd.	1,128,081	0.2
12,062		MKS Instruments, Inc.	1,809,300	0.3
1,329	(1)	MongoDB, Inc.	589,531	0.1
2,454		Monolithic Power Systems, Inc.	1,191,859	0.2
48,993		National Instruments Corp.	1,988,626	0.4
6,641	(1)	nCino, Inc.	272,148	0.0
10,725	(1)	NCR Corp.	431,038	0.1
2,873	(1)	Palo Alto Networks, Inc.	1,788,471	0.3
15,795	(1)	Paylocity Holding Corp.	3,250,137	0.6
13,461		Power Integrations, Inc.	1,247,565	0.2
32,852	(1)	Pure Storage, Inc. - Class A	1,160,004	0.2
7,462	(1)	Qorvo, Inc.	926,034	0.2
17,557	(1)	Qualys, Inc.	2,500,292	0.5
37,692	(1)	Semtech Corp.	2,613,563	0.5
1,615	(1)	SiTime Corp.	400,229	0.1
1,770	(1)	SolarEdge Technologies, Inc.	570,595	0.1
13,972	(1)	Synaptics, Inc.	2,787,414	0.5
23,911		TD SYNNEX Corp.	2,467,854	0.4
11,975	(1)	Teradata Corp.	590,248	0.1
15,282		Teradyne, Inc.	1,806,791	0.3
17,421		Universal Display Corp.	2,908,436	0.5
3,686	(1)	Wolfspeed, Inc.	419,688	0.1
3,249	(1)	Zendesk, Inc.	390,822	0.1
			76,133,953	14.1

		Materials: 7.2%
36,627		Alcoa Corp.	3,297,529	0.6
2,874		Ashland Global Holdings, Inc.	282,830	0.1
22,691		Avient Corp.	1,089,168	0.2
21,632	(1)	Axalta Coating Systems Ltd.	531,715	0.1
33,536		Chemours Co.	1,055,713	0.2
55,650	(1)	Cleveland-Cliffs, Inc.	1,792,487	0.3
30,865		Commercial Metals Co.	1,284,601	0.2
21,961		Corteva, Inc.	1,262,318	0.2
16,425		Eagle Materials, Inc.	2,108,313	0.4
22,176		Greif, Inc. - Class A	1,442,771	0.3
35,147	(1)	Ingevity Corp.	2,251,868	0.4
13,532		Louisiana-Pacific Corp.	840,608	0.2
34,377		Minerals Technologies, Inc.	2,274,039	0.4
38,326		Olin Corp.	2,003,683	0.4
1,682		Packaging Corp. of America	262,577	0.0

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
8,881		Reliance Steel & Aluminum Co.	$1,628,331	0.3
29,671		Royal Gold, Inc.	4,191,919	0.8
22,557		RPM International, Inc.	1,837,042	0.3
22,394		Sensient Technologies Corp.	1,879,976	0.3
42,973		Steel Dynamics, Inc.	3,585,238	0.7
59,337		United States Steel Corp.	2,239,378	0.4
8,412		Valvoline, Inc.	265,483	0.1
35,965		WestRock Co.	1,691,434	0.3
			39,099,021	7.2

		Real Estate: 10.4%
64,215		American Campus Communities, Inc.	3,594,114	0.7
132,771		Brixmor Property Group, Inc.	3,426,820	0.6
9,317		Camden Property Trust	1,548,485	0.3
14,141	(1)	CBRE Group, Inc.	1,294,184	0.2
12,390		Corporate Office Properties Trust SBI MD	353,611	0.1
74,412		Cousins Properties, Inc.	2,998,059	0.6
21,464		First Industrial Realty Trust, Inc.	1,328,836	0.2
40,042	(2)	Healthcare Realty Trust, Inc.	1,100,354	0.2
76,312		Highwoods Properties, Inc.	3,490,511	0.6
20,275		Invitation Homes, Inc.	814,649	0.2
29,402		Iron Mountain, Inc.	1,629,165	0.3
16,691	(1)	Jones Lang LaSalle, Inc.	3,996,827	0.7
53,183		Kilroy Realty Corp.	4,064,245	0.7
36,009		Lamar Advertising Co.	4,183,526	0.8
31,667		Life Storage, Inc.	4,446,997	0.8
19,701		Medical Properties Trust, Inc.	416,479	0.1
7,178		Mid-America Apartment Communities, Inc.	1,503,432	0.3
90,468		National Retail Properties, Inc.	4,065,632	0.8
35,362		National Storage Affiliates Trust	2,219,319	0.4
61,613		Physicians Realty Trust	1,080,692	0.2
15,850		PS Business Parks, Inc.	2,664,068	0.5
4,372		Rexford Industrial Realty, Inc.	326,107	0.1
1,958		SBA Communications Corp.	673,748	0.1
75,895		Spirit Realty Capital, Inc.	3,492,688	0.6
46,421		STORE Capital Corp.	1,356,886	0.3
			56,069,434	10.4

		Utilities: 3.0%
18,141		ALLETE, Inc.	1,215,084	0.2
3,985		Black Hills Corp.	306,925	0.1
2,323		DTE Energy Co.	307,124	0.1
11,598		Entergy Corp.	1,354,066	0.2
6,469		Essential Utilities, Inc.	330,760	0.1
5,695		Eversource Energy	502,242	0.1
56,157		National Fuel Gas Co.	3,857,986	0.7
15,705		ONE Gas, Inc.	1,385,809	0.3
9,702		PPL Corp.	277,089	0.0
23,691		Southwest Gas Holdings, Inc.	1,854,768	0.3
111,239		UGI Corp.	4,029,077	0.7
42,448		Vistra Corp.	986,916	0.2
			16,407,846	3.0

	Total Common Stock
	(Cost $469,587,869)		535,007,703	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
		Repurchase Agreements: 1.0%
1,673,260	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,673,274, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,706,725, due 02/01/36-03/01/52)	1,673,260	0.3
278,879	(3)	Bank of Montreal, Repurchase Agreement dated 03/31/22, 0.24%, due 04/01/22 (Repurchase Amount $278,881, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $284,457, due 04/07/22-08/15/51)	278,879	0.1
1,673,260	(3)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,673,274, collateralized by various U.S. Government Agency Obligations, 1.920%-4.500%, Market Value plus accrued interest $1,706,725, due 12/01/28-03/01/52)	1,673,260	0.3

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,673,260	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,673,274, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,706,725, due 04/26/22-03/20/52)	$1,673,260	0.3

	Total Repurchase Agreements
	(Cost $5,298,659)	5,298,659	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
6,146,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230% (Cost $6,146,000)	6,146,000	1.1

	Total Short-Term Investments (Cost $11,444,659)	11,444,659	2.1

	Total Investments in Securities (Cost $481,032,528)	$546,452,362	100.9
	Liabilities in Excess of Other Assets	(4,754,517)	(0.9)
	Net Assets	$541,697,845	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$535,007,703	$–	$–	$535,007,703
Short-Term Investments	6,146,000	5,298,659	–	11,444,659
Total Investments, at fair value	$541,153,703	$5,298,659	$–	$546,452,362
Other Financial Instruments+
Futures	270,486	–	–	270,486
Total Assets	$541,424,189	$5,298,659	$–	$546,722,848

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	20	06/17/22	$5,378,400	$270,486
			$5,378,400	$270,486

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $481,766,487.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$84,655,095
Gross Unrealized Depreciation	(19,698,734)
Net Unrealized Appreciation	$64,956,361